Progress Payments in Excess of Accumulated Costs With Respect to Projects (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Balance at beginning of year,Advanced payments from customers	$ 4,488
Balance at end of year, Advanced payments from customers	2,606	$ 4,488
Balance at beginning of year, Accumulated costs	(1,998)
Balance at end of year, Accumulated costs	(1,254)	(1,998)
Balance at beginning of year, Progress payments in excess of accumulated costs with respect to projects	2,490
Balance at end of year, Progress payments in excess of accumulated costs with respect to projects	1,352	2,490
Group’s contract [Member]
Balance at beginning of year,Advanced payments from customers	4,488	853
Additions, Advanced payments from customers	750	3,997
Deductions, Advanced payments from customers	(2,632)	(362)
Balance at end of year, Advanced payments from customers	2,606	4,488
Balance at beginning of year, Accumulated costs	(1,998)	(547)
Additions, Accumulated costs	(293)	(1,718)
Deductions, Accumulated costs	1,037	267
Balance at end of year, Accumulated costs	(1,254)	(1,998)
Balance at beginning of year, Progress payments in excess of accumulated costs with respect to projects	2,490	(151)
Additions, Progress payments in excess of accumulated costs with respect to projects	457	2,279
Deductions, Progress payments in excess of accumulated costs with respect to projects	(1,595)	(95)
Balance at end of year, Progress payments in excess of accumulated costs with respect to projects	$ 1,352	$ 2,490